Note 14 - Major Customer	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of major customers [text block]
14.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in
March 31, 2020
and
March 31, 2019,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the period was
27%
(
2019
–
28%,
2018
–
56%
) and the total percentage of accounts receivable at
March 31, 2020
was
94%
(
2019
–
86%,
2018
–
89%
).